OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
OTHER LIABILITIES
OTHER LIABILITIES

NOTE 19 – OTHER LIABILITIES

	As of December 31,
	2019	2018
Current
Deferred revenues on prepaid calling cards	711	1,092
Deferred revenues on connection fees and international capacity leases	132	117
Deferred revenues on construction projects	37	495
Customer loyalty programs	287	266
Compensation for directors and members of the Supervisory Committee	77	73
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 29.c)	3	—
Other	407	322
	1,654	2,365
Non-current
Deferred revenues on connection fees and international capacity leases	547	391
Pension benefits (Note 3.m)	327	376
Mobile customer loyalty programs	471	431
Other	179	589
	1,524	1,787
Total other liabilities	3,178	4,152

Movements in the pension benefits are as follows:

	Years ended
	December 31,
	2019	2018
At the beginning of the year	376	—
Incorporation by merger	—	485
Service cost (*)	28	36
Interest cost (**)	134	111
Actuarial results (***)	(47)	(58)
Uses (****)	(164)	(198)
At the end of the year	327	376

(*)      Included in Employee benefit expenses and severance payments.

(**)     Included in Other Financial expenses, net.

(***)    Included in Other comprehensive income.

(****)   Include ($2) and ($12) paid as of December 31, 2019 and 2018, respectively.